RENTAL DEPOSIT	3 Months Ended
Mar. 31, 2021
RENTAL DEPOSIT
NOTE 11 - RENTAL DEPOSIT	As of March 31, 2021 and December 31, 2020, rental deposit of $219,020 and $219,895 is the office lease deposit with the tenancy period of 5 years.